Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Allowance for credit losses	$ 258,510	$ 51,763
Net operating losses	426,337	274,324
Total deferred tax assets	$ 684,847	$ 326,087